Schedule of financial liabilities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Notes and other explanatory information [abstract]
ASX convertible notes	[1]	$ 301,600		$ 308,100
Balance at the beginning of the period		308,100	[1]	435,600
Issue of Nasdaq convertible notes				1,846,279
Interest recognised on convertible notes				544,121
Conversion of debt to equity	[2]			(2,420,400)
Repayment of borrowings		(6,500)		(97,500)
Balance at the end of the period	[1]	$ 301,600		$ 308,100

[1]	On 7 December 2022, our shareholders authorized at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (“Reverse Share Split”). No fractional ordinary shares were issued in connection with the Reverse Share Split and all fractional interests were rounded up to the nearest whole number. Issued and outstanding warrants and performance rights were split on the same basis.
[2]	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. In June 2023, the Company sold 245,010 ordinary shares for total gross proceeds of $2,238,570 under the Sales Agreement, pursuant to the prospectus dated 1 June 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.